Debt - Summary of Outstanding Debt (Detail) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Genius Sports Italy Srl Mortgage	$ 19
Total	19
Less current portion of debt	$ (19)